Subsidiaries	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Subsidiaries
24	Subsidiaries

All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
Henan Airlines Company Limited (i)	PRC	RMB6,000,000,000	60%	Airline transportation
Xiamen Airlines (i)&(v)	PRC	RMB8,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB910,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB240,000,000	70.5%	Air catering
Guangzhou Baiyun International Logistic Company Limited (i)	PRC	RMB50,000,000	61%	Logistics operations
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB18,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited(i)	PRC	RMB1,000,000,000	100%	General aviation
SAIETC (i)	PRC	RMB15,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (“Zhuhai Xiang Yi”)(i)&(iv)	PRC	RMB469,848,000	100%	Flight simulation services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	Certain subsidiaries of the Group are PRC equity joint ventures which have limited terms pursuant to the PRC law.

(iv)	Pursuant to the equity transfer agreement entered into between the Company and a third party, the Company acquired 49% equity interests in Zhuhai Xiang Yi, a former joint venture of the Company, at a cash consideration of USD99.52 million (equivalent to RMB678 million) on July 10, 2017. Zhuhai Xiang Yi became a wholly-owned subsidiary of the Company upon completion of the acquisition. The acquisition of Zhuhai Xiang Yi enables the Group to engage in flight simulation services.

In the period from the acquisition date to December 31, 2017, Zhuhai Xiang Yi contributed revenue of RMB196 million and profit of RMB15 million to the Group’s results. If the acquisition had occurred on January 1, 2017, management estimates that consolidated revenue would have been increased by RMB424 million, and consolidated profit for the year would have been increased by RMB53 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2017. The information above is the amount before inter-company eliminations.

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

	Note	Recognized values on acquisition RMB million
Property, plant and equipment, net	20	1,556
Lease prepayments		115
Trade and other receivables		70
Cash and cash equivalents		41
Other assets		32
Trade and other payables		(34)
Borrowings	35(c)	(342)
Deferred tax liabilities		(30)
Other liabilities		(24)

Total net identifiable assets		1,384

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	678
Cash and cash equivalents acquired	(41)

Net cash outflow	637

Effect of the acquisition on the Group’s consolidated income statements

Fair value of the originally held 51% equity interests	706
Less: carrying value of the originally held 51% equity interests	(597)

Remeasurement of the originally held 51% equity interests	109

Acquisition-related costs were minimal and included in “general and administrative expenses” in the consolidated income statements.

(v)	Pursuant to the equity transfer agreement entered into between the Company’s subsidiary, Xiamen Airlines, and Southern Airlines Culture and Media Co., Ltd. (“SACM”, an associate of the Company) on October 13, 2017, Xiamen Airlines acquired 51% equity interests in XACM, at a consideration of RMB47 million. Xiamen Airlines held 49% equity interest in XACM before the acquisition. XACM became a wholly-owned subsidiary of the Xiamen Airlines upon completion of the acquisition. The acquisition of XACM enables the Group to engage in advertising agency business.

In the period from the acquisition date to December 31, 2017, XACM contributed revenue of RMB7 million and profit of RMB1 million to the Group’s results. If the acquisition had occurred on January 1, 2017, management estimates that consolidated revenue would have been increased by RMB44 million, and consolidated profit for the year would have been increased by RMB2 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2017. The information above is the amount before inter-company eliminations.

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Trade and other receivables	46
Cash and cash equivalents	2
Trade and other payables	(11)

Total net identifiable assets	37

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	47
Cash and cash equivalents acquired	(2)

Net cash outflow	45

Goodwill

Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition RMB million
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Less: fair value of identifiable net assets	(37)

Goodwill (Note 23)	55

The goodwill resulting from this acquisition represented the expected synergies from combining operations of XACM and the Group.

Acquisition-related costs were minimal and included in “general and administrative expenses” in the consolidated income statements.

(vi)	Pursuant to the equity transfer agreement entered into between the Company and CSAH on February 2, 2016, the Company acquired 100% equity interests in SAIETC, a wholly owned subsidiary of CSAH, at a cash consideration of RMB400 million in August 2016. SAIETC became a wholly owned subsidiary of the Company upon completion of the acquisition. The acquisition of SAIETC enables the Group to engage in import and export trading transactions.

In the period from the acquisition date to December 31, 2016, SAIETC contributed revenue of RMB68 million and profit of RMB14 million to the Group’s results. If the acquisition had occurred on January 1, 2016, management estimate that consolidated revenue would have been increased by RMB154 million, and consolidated profit for the year would have been increased by RMB39 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2016. The information above is the amount before inter-company eliminations.

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

	Note	Recognized values on acquisition RMB million
Property, plant and equipment	20	7
Trade and other receivables		124
Cash and cash equivalents		211
Trade and other payables		(124)

Total net identifiable assets		218

Consideration, satisfied by cash		400

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	400
Cash and cash equivalents acquired	(211)

Net cash outflow	189

Goodwill

Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition RMB million
Total consideration transferred	400
Fair value of identifiable net assets	(218)

Goodwill (Note 23)	182

(vii)	The Company previously held 51.84% equity interests in Xinjiang Civil Aviation Property Management Limited (“XJCAPM”) and XJCAPM used to be the subsidiary of the Company. During the year of 2016, a third party non-controlling interests holder of XJCAPM injected capital amounting to RMB73 million to XJCAPM. This diluted the Company’s interest in XJCAPM from 51.84% to 42.80%. XJCAPM became an associate of the Company since December 2016. Details are as follows:

	Note	Net book value as of the deemed disposal date RMB million
Assets deemed disposed of:
Property, plant and equipment	20	153
Other non-current assets		15
Trade and other receivables		5
Cash and cash equivalents		67
Other current assets		15
Trade and other payables		(32)
Other current liabilities		(48)
Non-current liabilities		(2)

Net identifiable assets		173

Non-controlling interests in the former subsidiary		(83)

		90

Fair value of the remaining 42.80% equity interests		180

Net gain on deemed disposal and losing control		90

Net cash outflow from the deemed disposal		67

(viii)	Material non-controlling interests:

As at December 31, 2017, the balance of total non-controlling interests is RMB12,607 million (December 31, 2016: RMB11,520 million), of which RMB8,547 million (December 31, 2016:RMB7,623 million) is for Xiamen Airlines. The rest of non-controlling interests are not individually material.

Set out below are the summarized financial information for Xiamen Airlines.

	2017 RMB million	2016 RMB million
Non-controlling interests percentage	45%	45%

Current assets	2,422	2,386
Non-current assets	39,689	41,689
Current liabilities	(9,963)	(13,739)
Non-current liabilities	(14,086)	(13,997)
Net assets	18,062	16,339
Carrying amount of non-controlling interests	8,547	7,623

Revenue	26,114	21,874
Profit for the year	1,477	1,223
Total comprehensive income	1,578	1,500
Profit allocated to non-controlling interests	651	532
Dividend paid to non-controlling interests	73	—

Net cash generated from operating activities	3,696	4,510
Net cash generated from/(used in) investing activities	3,671	(7,776)
Net cash (used in) / generated from financing activities	(7,613)	2,764

The information above is the amount before inter-company eliminations.